Depreciation, Amortization, and Impairment - Schedule of Respective Authorizations were Obtained in Brazil, Chile and Colombia, Recording and Allocating Goodwill (Detail)	Jun. 30, 2020
Chile [member]
Disclosure of geographical areas [line items]
Recoverable Amount / Carrying Value	86.81%
Colombia [member]
Disclosure of geographical areas [line items]
Recoverable Amount / Carrying Value	62.50%